Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Top Ten Customers
Customer revenue concentration	58.80%
Accounts receivable concentration	$ 4,070	$ 3,998
Top Customer
Customer revenue concentration	19.60%